Filed Pursuant to Rule 497(c)
1933 Act File No. 333-162066

EVERMORE FUNDS TRUST

On behalf of Evermore Trust (the “Trust”) and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the definitive form of Prospectus for Evermore Global Value Fund, a series of Evermore Funds Trust, which was filed pursuant to Rule 497(c) on April 30, 2019.  The purpose of this filing is to submit the 497(c) filing dated April 30, 2019 in XBRL for Evermore Global Value Fund.

The XBRL exhibits attached hereto consist of the following:

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE